Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Effective tax rate	66.10%	13.40%
Effective tax rate increase, due to non-deductible expenses and expiration of R&D credit	52.70%
R&D credits	$ 700,000
Valuation Allowance		1,000,000
Unrecognized tax benefits from NOLs	100,000	2,800,000
Tax benefit recorded to additional paid-in capital	1,500,000	0	100,000
Foreign earnings on which US income taxes has not been provided	100,000
unrecognized tax benefits	448,000	448,000	264,000	182,000
Interest and penalties recognized related to uncertain tax positions	0	0	0
Interest and penalties accrued related to uncertain tax positions	$ 0	$ 0	$ 0